Derivatives Instruments	12 Months Ended
Dec. 31, 2015
Derivatives Instruments [Abstract]
DERIVATIVES INSTRUMENTS

NOTE 9:-      DERIVATIVES INSTRUMENTS

The Company uses derivative instruments primarily to manage exposure to foreign currency exchange rates. The Company’s primary objective in holding derivatives is to reduce the volatility of earnings and cash flows due to changes in foreign currency exchange rates.

Losses on designated derivatives reclassified from OCI into Consolidated Statement of Operations for the years ended:

		Year ended December 31,
		2015	2014	2013
Derivatives designated as cash flow hedging instruments :	Line Item in Statement of Operations
Foreign currency derivatives	Cost of revenues	$32	$-	$-
Foreign currency derivatives	Sales and marketing	$60	$-	$-
Foreign currency derivatives	General and administrative	$32	$-	$-
Total expenses		$124	$-	$-